UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------
                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                    --------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-877-446-3863

                    DATE OF FISCAL YEAR END: JANUARY 31, 2007

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.   SCHEDULE OF INVESTMENTS

-----------------------------
SCHEDULE OF INVESTMENTS
-----------------------------

                                                  OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------

HANCOCK HORIZON PRIME MONEY MARKET FUND

------------------------------------------------------------------------------


------------------------------------------------------------------------------
                                                 FACE AMOUNT          VALUE
 DESCRIPTION                                         (000)            (000)
------------------------------------------------------------------------------
COMMERCIAL PAPER (A)-- 79.8%
    Banks -- 9.7%
    Spintab AB
        5.250%, 11/02/06                          $   1,000         $   1,000
    Swedbank
        5.260%, 11/09/06                              1,000               999
    UBS Finance Delaware LLC
        5.280%, 11/01/06                              1,000             1,000
------------------------------------------------------------------------------
    TOTAL BANKS                                                         2,999
------------------------------------------------------------------------------
    Electrical Utilities -- 3.2%
    Natural Rural Utilities
        5.250%, 11/28/06                              1,000               996
------------------------------------------------------------------------------
    TOTAL ELECTRICAL UTILITIES                                            996
------------------------------------------------------------------------------
    Financial Services -- 51.7%
    Falcon Asset Securitization 144A
        5.250%, 11/08/06                              1,000               999
    Giro Funding 144A
        5.270%, 11/13/06                              1,000               998
    Grampian Funding LLC 144A
        5.260%, 11/13/06                              1,000               998
    Hitachi America Capital 144A
        5.280%, 11/27/06                              1,000               996
    Irish Life & Permanent 144A
        5.250%, 12/07/06                              1,000               995
    Kitty Hawk Funding 144A
        5.250%, 11/15/06                              1,000               998
    Park Avenue Receivables 144A
        5.260%, 11/02/06                              1,000             1,000
    Preferred Receivable Funding
        5.250%, 11/03/06                              1,000             1,000
    Sheffield Receivables 144A
        5.250%, 11/10/06                              1,000               999
    Southern Funding 144A
        5.250%, 11/09/06                              1,000               999
    Three Rivers Funding 144A
        5.270%, 11/08/06                              1,000               999
    Triple A One Funding 144A
        5.260%, 11/13/06                              1,000               998
    Tulip Funding 144A
        5.270%, 11/03/06                              1,000             1,000
    White Pine 144A
        5.260%, 11/21/06                              1,000               997
    Windmill Funding 144A
        5.250%, 11/20/06                              1,000               997
    Xtra
        5.250%, 11/08/06                              1,000               999
------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                           15,972
------------------------------------------------------------------------------
    Insurance -- 3.2%
    Prudential 144A
        5.250%, 11/12/06                              1,000               998
------------------------------------------------------------------------------
    TOTAL INSURANCE                                                       998
------------------------------------------------------------------------------
    Manufacturing -- 3.2%
    Parker-Hannifin 144A
        5.240%, 11/07/06                              1,000               999
------------------------------------------------------------------------------
    TOTAL MANUFACTURING                                                   999
------------------------------------------------------------------------------
    Medical Products & Services -- 2.3%
    Sanofi-Aventis 144A
        5.250%, 11/10/06                                700               699
------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                     699
------------------------------------------------------------------------------
    Printing & Publishing -- 3.3%
    Gannet
        5.260%, 11/01/06                              1,000             1,000
------------------------------------------------------------------------------
    TOTAL PRINTING & PUBLISHING                                         1,000
------------------------------------------------------------------------------

------------------------------------------------------------------------------
                                                  FACE AMOUNT         VALUE
 DESCRIPTION                                         (000)            (000)
------------------------------------------------------------------------------
COMMERCIAL PAPER -- CONTINUED
    Telephones & Telecommunication -- 3.2%
    BellSouth
        5.220%, 11/09/06                          $   1,000         $     999
------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                                  999
------------------------------------------------------------------------------
    TOTAL COMMERCIAL PAPER (COST $24,662)                              24,662
------------------------------------------------------------------------------
REPURCHASE AGREEMENT (B)-- 20.7%
    Lehman Brothers
     5.230%, dated 10/31/06, to be
      repurchased on 11/01/06, repurchase
      price $6,387,842 (collateralized by a
      U.S. Treasury Bond, par value
      $5,720,000, 6.750%, 11/01/25; with a
      total market value $6,512,577)                  6,387             6,387
------------------------------------------------------------------------------
    TOTAL REPURCHASE AGREEMENT (COST $6,387)                            6,387
------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.5% (COST $31,049)+                     $  31,049
------------------------------------------------------------------------------

Percentages are based on Net Assets of $30,903 (000s).

(A)   The rate reported is the effective yield at time of purchase.

(B)   Tri-party Repurchase Agreement LLC -- Limited Liability Company

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $16,669 (000s), representing 53.94% of the net assets of the Fund. These securities have been determined to be liquid under guidelines established by the Board of Trustees.
+For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

----------------------------
SCHEDULE OF INVESTMENTS
----------------------------

                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON TREASURY SECURITIES MONEY MARKET FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                              FACE AMOUNT              VALUE
 DESCRIPTION                                     (000)                 (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (A)-- 53.8%
      U.S. Treasury Bills
         5.069%, 11/24/06                      $  100,000           $   99,679
         4.934%, 12/07/06                          90,000               89,559
         4.869%, 01/25/07                          45,000               44,491
         5.020%, 02/08/07                          40,000               39,455
--------------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS (COST $273,184)               273,184
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS (B)-- 46.6%
      ABN Amro
       5.2 60%, dated 10/31/06, to be
        repurchased on 11/01/06, repurchase
        price $119,017,387 (collateralized by
        various U.S. Treasury Notes and
        Bonds, ranging in par value
        $12,778,000-$86,435,000, 4.375%-
        7.500%, 12/15/10-11/15/16; with a
        total market value $121,380,055)          119,000                119,000
      JPMorgan Chase
       5.250%, dated 10/31/06, to be
        repurchased on 11/01/06, repurchase
        price $118,085,911 (collateralized by
        a U.S. Treasury Note, par value
        $120,180,000, 4.875%, 10/31/08; with
        a total market value $120,433,580)        118,069                118,069
--------------------------------------------------------------------------------
      TOTAL REPURCHASE AGREEMENTS (COST $237,069)                        237,069
--------------------------------------------------------------------------------
      TOTAL INVESTMENTS -- 100.4% (COST $510,253)+                    $  510,253
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $508,397 (000s).

(A)   The rate reported is the effective yield at time of purchase.

(B)   Tri-party Repurchase Agreement

+ For Federal tax purposes, the Fund's aggregate tax cost is equal to book cost. Cost figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------

Schedule of Investments
---------------------------------

                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                         FACE AMOUNT      VALUE
 DESCRIPTION                                                (000)         (000)
--------------------------------------------------------------------------------

U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 31.6%
     FHLMC
       7.000%, 12/01/06                                    $      2      $     2
       7.000%, 12/01/14                                          10           10
       7.000%, 04/01/15                                          11           12
       5.500%, 08/01/21                                       1,488        1,489
       5.500%, 10/01/36                                       1,500        1,484
       5.000%, 01/01/13                                       1,416        1,403
       5.000%, 10/01/16                                         539          532
     FHLMC, Ser 2595, Cl AJ
       3.500%, 02/15/14                                         171          169
     FNMA
       7.500%, 12/01/30                                          33           34
       7.000%, 07/01/07                                           7            7
       7.000%, 12/01/09                                           9            9
       6.500%, 01/01/32                                         265          271
       6.000%, 08/01/35                                       2,190        2,204
       6.000%, 05/01/36                                       1,446        1,455
       6.000%, 07/01/36                                       1,484        1,494
       5.500%, 06/01/25                                       2,401        2,391
       5.500%, 10/01/34                                         754          746
       5.500%, 01/01/36                                       1,475        1,457
       5.500%, 02/01/36                                       2,423        2,395
       5.500%, 04/01/36                                       1,467        1,450
       5.000%, 10/01/18                                         473          467
       5.000%, 12/01/18                                         575          568
       4.500%, 07/01/18                                       1,216        1,179
       4.000%, 09/01/10                                       1,049        1,016
     GNMA
       7.500%, 08/15/12                                          16           16
       7.500%, 09/15/13                                          14           14
       7.500%, 12/20/29                                           5            5
       6.500%, 06/15/08                                           1            1
       6.500%, 10/15/08                                           1            1
       6.500%, 09/15/13                                          41           42
       6.500%, 04/15/14                                          14           14
       6.500%, 03/15/31                                          47           49
       6.500%, 07/15/31                                         416          429
       6.000%, 05/15/28                                           5            5
       6.000%, 02/15/29                                          99          101
       6.000%, 09/15/34                                         832          844
       6.000%, 11/15/34                                         324          328
       6.000%, 12/15/34                                         360          365
       5.500%, 01/15/36                                       1,941        1,933
       5.500%, 04/15/36                                       1,472        1,466
       5.000%, 09/15/17                                         419          415
       5.000%, 12/15/17                                         531          526
       5.000%, 10/15/18                                          45           44
       5.000%, 11/15/18                                          43           42
       5.000%, 01/15/19                                         957          947
       5.000%, 03/15/33                                          76           74
       5.000%, 04/15/33                                          27           26
       5.000%, 06/15/33                                          86           84
       4.500%, 02/15/20                                       1,559        1,515
--------------------------------------------------------------------------------
     TOTAL U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS
     (COST $31,710)                                                       31,530
--------------------------------------------------------------------------------

 CORPORATE OBLIGATIONS -- 26.9%
     Aerospace & Defense -- 1.0%
     General Dynamics
         4.500%, 08/15/10                                     1,000          979
--------------------------------------------------------------------------------
     TOTAL AEROSPACE & DEFENSE                                               979
--------------------------------------------------------------------------------
     Agriculture -- 1.9%
     Cargill 144A
         4.375%, 06/01/13                                     2,000        1,894
--------------------------------------------------------------------------------
     TOTAL AGRICULTURE                                                     1,894
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  DESCRIPTION                                             FACE AMOUNT     VALUE
                                                             (000)        (000)
--------------------------------------------------------------------------------

 CORPORATE OBLIGATIONS -- CONTINUED
     Automotive -- 1.2%
     General Motors
         6.125%, 08/28/07                                  $  1,250      $ 1,246
--------------------------------------------------------------------------------
     TOTAL AUTOMOTIVE                                                      1,246
--------------------------------------------------------------------------------
     Banks -- 1.0%
     Citigroup
         5.300%, 01/07/16                                     1,000          997
--------------------------------------------------------------------------------
     TOTAL BANKS                                                             997
--------------------------------------------------------------------------------
     Chemicals -- 2.0%
     Dow Chemical
         6.000%, 10/01/12                                     1,000        1,035
     E.I. Du Pont de Nemours
         4.125%, 04/30/10                                     1,000          969
--------------------------------------------------------------------------------
     TOTAL CHEMICALS                                                       2,004
--------------------------------------------------------------------------------
     Electrical Services & Equipment -- 3.1%
     Central Power & Light, MBIA
         Insured
         7.125%, 02/01/08                                     1,000        1,022
     Pacificorp
         6.900%, 11/15/11                                       793          852
     PSEG Power LLC
         3.750%, 04/01/09                                     1,300        1,254
--------------------------------------------------------------------------------
     TOTAL ELECTRICAL SERVICES & EQUIPMENT                                 3,128
--------------------------------------------------------------------------------
     Financial Services -- 7.1%
     Boeing Capital
         6.500%, 02/15/12                                     1,000        1,062
     Countrywide Home Loans MTN
         4.125%, 09/15/09                                     1,000          970
     First Data
         3.375%, 08/01/08                                       400          388
     Ford Motor Credit
         7.375%, 02/01/11                                       650          621
         6.500%, 01/25/07                                     1,000          999
     General Electric Capital MTN,
         Ser A
         6.875%, 11/15/10                                       500          532
     Lehman Brothers Holdings
         7.000%, 02/01/08                                     1,000        1,018
     Washington Mutual Bank
         5.125%, 01/15/15                                     1,500        1,451
--------------------------------------------------------------------------------
     TOTAL FINANCIAL SERVICES                                              7,041
--------------------------------------------------------------------------------
     Food, Beverage & Tobacco -- 0.5%
     Campbell Soup
         6.750%, 02/15/11                                       500          528
--------------------------------------------------------------------------------
     TOTAL FOOD, BEVERAGE & TOBACCO                                          528
--------------------------------------------------------------------------------
     Oil Drilling & Refining -- 2.0%
     ENSCO International
         6.750%, 11/15/07                                     1,000        1,015
     Marathon Oil
         5.375%, 06/01/07                                     1,000        1,001
--------------------------------------------------------------------------------
     TOTAL OIL DRILLING & REFINING                                         2,016
--------------------------------------------------------------------------------
     Oil Exploration & Production -- 0.8%
     Anadarko Petroleum
         5.000%, 10/01/12                                       850          825
--------------------------------------------------------------------------------
     TOTAL OIL EXPLORATION & PRODUCTION                                      825
--------------------------------------------------------------------------------
     Printing & Publishing -- 1.0%
     Gannett
         5.750%, 06/01/11                                     1,000        1,009
--------------------------------------------------------------------------------
     TOTAL PRINTING & PUBLISHING                                           1,009
--------------------------------------------------------------------------------
     Retail -- 1.5%
     Target
         5.375%, 06/15/09                                       500          504

---------------------------------

Schedule of Investments
---------------------------------

                                                    OCTOBER 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------

HANCOCK HORIZON STRATEGIC INCOME BOND FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                        FACE AMOUNT       VALUE
  DESCRIPTION                                           (000)/SHARES      (000)
--------------------------------------------------------------------------------

 CORPORATE OBLIGATIONS -- CONTINUED
     Retail -- continued
     Wal-Mart Stores
         4.000%, 01/15/10                               $     1,000     $    970
--------------------------------------------------------------------------------
     TOTAL RETAIL                                                          1,474
--------------------------------------------------------------------------------
     Telephones & Telecommunication -- 3.3%
     Alltel
         6.500%, 11/01/13                                     1,000        1,034
     AT&T
         5.875%, 08/15/12                                     1,000        1,023
     BellSouth
         6.000%, 10/15/11                                     1,000        1,027
     Verizon Global Funding
         4.000%, 01/15/08                                       200          197
--------------------------------------------------------------------------------
     TOTAL TELEPHONES & TELECOMMUNICATION                                  3,281
--------------------------------------------------------------------------------
     Utilities -- 0.5%
     Alabama Power, Ser G
         5.375%, 10/01/08                                       500          501
--------------------------------------------------------------------------------
     TOTAL UTILITIES                                                         501
--------------------------------------------------------------------------------
     TOTAL CORPORATE OBLIGATIONS (COST $27,248)                           26,923
--------------------------------------------------------------------------------

 U.S. GOVERNMENT AGENCY OBLIGATIONS -- 20.6%
      FFCB
         5.540%, 11/07/16                                     1,500        1,567
         4.450%, 06/01/15                                     2,500        2,410
      FHLB
         5.250%, 06/10/11                                     3,000        3,046
      FHLB, Ser 598
         4.625%, 11/21/08                                     1,000          995
      FHLB, Ser 7109
         4.000%, 11/13/09                                     2,000        1,952
      FHLMC
         5.250%, 04/18/16                                     1,000        1,022
         4.750%, 01/18/11                                     3,000        2,986
         4.375%, 07/17/15                                     3,000        2,878
      FNMA
         6.250%, 05/15/29                                     1,000        1,146
         5.500%, 03/15/11                                     1,500        1,536
         5.250%, 08/01/12                                     1,000        1,007
--------------------------------------------------------------------------------
      TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $20,568)             20,545
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS -- 16.3%
      U.S. Treasury Bonds
         5.375%, 02/15/31                                     2,740        2,975
         4.500%, 02/15/16                                     2,100        2,083
      U.S. Treasury Notes
         4.250%, 08/15/14                                     4,000        3,910
         4.250%, 11/15/14                                     4,500        4,396
         3.500%, 12/15/09                                     3,000        2,905
--------------------------------------------------------------------------------
     TOTAL U.S. TREASURY OBLIGATIONS (COST $16,425)                       16,269
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT -- 0.2%
     Province of Manitoba
          4.250%, 11/20/06                                      250          250
--------------------------------------------------------------------------------
     TOTAL FOREIGN GOVERNMENT (COST $250)                                    250
--------------------------------------------------------------------------------

CASH EQUIVALENTS (A)-- 3.3%
       Federated Prime Cash
         Obligations Fund, 5.350%                         1,639,733        1,640
       SEI Daily Income Trust Prime
         Obligation Fund, Cl A,
         5.290%                                           1,643,005        1,643
--------------------------------------------------------------------------------
     TOTAL CASH EQUIVALENTS (COST $3,283)                                  3,283
--------------------------------------------------------------------------------
     TOTAL INVESTMENTS -- 98.9% (COST $99,484) +                         $98,800
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $99,882 (000s).

(A)   Rate shown is the 7-day effective yield as of October 31, 2006.

Cl -- Class

FFCB -- Federal Farm Credit Bank

FHLB -- Federal Home Loan Bank

FHLMC -- Federal Home Loan Mortgage Corporation

FNMA -- Federal National Mortgage Association

GNMA -- Government National Mortgage Association

LLC -- Limited Liability Company

MBIA -- Municipal Bond Investors Assurance

MTN -- Medium Term Note

Ser -- Series

144A -- Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On October 31, 2006, the value of these securities amounted to $1,894 (000s), representing 1.90% of the net assets of the Fund.

+At October 31, 2006, the tax basis cost of the Fund's investments was $99,484 and the unrealized appreciation and depreciation were $715 and $(1,399) respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

----------------------------------

Schedule of Investments
----------------------------------
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                         VALUE
 DESCRIPTION                                                SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 96.9%
   Aerospace & Defense -- 2.6%
     Lockheed Martin                                        20,000     $   1,739
     Rockwell Collins                                       26,000         1,510
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                               3,249
--------------------------------------------------------------------------------
   Agriculture -- 3.0%
     Archer-Daniels-Midland                                 51,000         1,963
     Monsanto                                               40,000         1,769
--------------------------------------------------------------------------------
   TOTAL AGRICULTURE                                                       3,732
--------------------------------------------------------------------------------
   Automotive -- 2.9%
     Johnson Controls                                       23,000         1,876
     Paccar                                                 30,000         1,776
--------------------------------------------------------------------------------
   TOTAL AUTOMOTIVE                                                        3,652
--------------------------------------------------------------------------------
   Banks -- 8.6%
     IndyMac Bancorp                                        38,000         1,727
     JPMorgan Chase                                         39,000         1,850
     Keycorp                                                30,000         1,114
     PNC Financial Services Group                           22,000         1,541
     State Street                                           26,000         1,670
     US Bancorp                                             48,000         1,624
     Wachovia                                               23,000         1,277
--------------------------------------------------------------------------------
   TOTAL BANKS                                                            10,803
--------------------------------------------------------------------------------
   Chemicals -- 1.6%
     Rohm & Haas                                            40,000         2,073
--------------------------------------------------------------------------------
   TOTAL CHEMICALS                                                         2,073
--------------------------------------------------------------------------------
   Coal Mining -- 1.7%
     Peabody Energy                                         50,000         2,098
--------------------------------------------------------------------------------
   TOTAL COAL MINING                                                       2,098
--------------------------------------------------------------------------------
   Consumer Products -- 1.5%
     Newell Rubbermaid                                      64,000         1,842
--------------------------------------------------------------------------------
   TOTAL CONSUMER PRODUCTS                                                 1,842
--------------------------------------------------------------------------------
   Drugs -- 3.1%
     Merck                                                  48,000         2,180
     Wyeth                                                  34,000         1,735
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                             3,915
--------------------------------------------------------------------------------
   Electrical Utilities -- 8.7%
     Allegheny Energy*                                      45,000         1,936
     Alliant Energy                                         50,000         1,918
     FirstEnergy                                            31,000         1,824
     MDU Resources Group                                    61,500         1,579
     PPL                                                    44,000         1,519
     TXU                                                    34,000         2,147
--------------------------------------------------------------------------------
   TOTAL ELECTRICAL UTILITIES                                             10,923
--------------------------------------------------------------------------------
   Financial Services -- 8.4%
     Bear Stearns                                           10,000         1,514
     Citigroup                                              34,000         1,705
     Goldman Sachs Group                                    10,000         1,898
     Lehman Brothers Holdings                               22,000         1,712
     Merrill Lynch                                          22,000         1,923
     Morgan Stanley                                         25,000         1,911
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                               10,663
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 3.1%
     Campbell Soup                                          50,000         1,869
     Reynolds American                                      32,000         2,021
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                          3,890
--------------------------------------------------------------------------------
   Gas & Natural Gas -- 3.0%
     Oneok                                                  50,000         2,082
     Questar                                                21,000         1,711
--------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                 3,793
--------------------------------------------------------------------------------
   Industrials -- 5.3%
     Cummins                                                16,000         2,032
     Emerson Electric                                       19,000         1,604

--------------------------------------------------------------------------------

                                                                         VALUE
 DESCRIPTION                                                SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- CONTINUED
   Industrials -- continued
     Nucor                                                  52,000     $   3,037
--------------------------------------------------------------------------------
   TOTAL INDUSTRIALS                                                       6,673
--------------------------------------------------------------------------------
   Insurance -- 7.9%
     Chubb                                                  30,000         1,594
     Hartford Financial Services Group                      18,000         1,569
     Lincoln National                                       28,000         1,773
     Metlife                                                30,000         1,714
     Safeco                                                 31,000         1,804
     WR Berkley                                             42,000         1,548
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                        10,002
--------------------------------------------------------------------------------
   Manufacturing -- 3.3%
     Dover                                                  35,000         1,663
     Illinois Tool Works                                    32,000         1,534
     Ingersoll-Rand Ltd., Cl A                              26,000           954
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                     4,151
--------------------------------------------------------------------------------
   Metals & Mining -- 8.2%
     Alcoa                                                  70,000         2,024
     Joy Global                                             34,000         1,330
     Phelps Dodge                                           28,000         2,810
     Precision Castparts                                    32,000         2,178
     Vulcan Materials                                       25,000         2,037
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                  10,379
--------------------------------------------------------------------------------
   Miscellaneous Business Services -- 3.1%
     Manpower                                               29,000         1,965
     MoneyGram International                                56,000         1,916
--------------------------------------------------------------------------------
   TOTAL MISCELLANEOUS BUSINESS SERVICES                                   3,881
--------------------------------------------------------------------------------
   Oil Drilling & Refining -- 1.7%
     BJ Services                                            70,000         2,111
--------------------------------------------------------------------------------
   TOTAL OIL DRILLING & REFINING                                           2,111
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 1.4%
     Occidental Petroleum                                   38,000         1,784
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         1,784
--------------------------------------------------------------------------------
   Petroleum Refining -- 5.2%
     ConocoPhillips                                         42,035         2,532
     Exxon Mobil                                            27,000         1,928
     Marathon Oil                                           25,000         2,160
--------------------------------------------------------------------------------
   TOTAL PETROLEUM REFINING                                                6,620
--------------------------------------------------------------------------------
   Retail -- 9.6%
     CBRL Group                                             43,000         1,888
     Federated Department Stores                            46,000         2,020
     JC Penney                                              28,000         2,106
     McDonald's                                             45,000         1,886
     Nordstrom                                              45,000         2,131
     Office Depot*                                          49,000         2,058
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                           12,089
--------------------------------------------------------------------------------
   Telephones & Telecommunication -- 1.6%
     AT&T                                                   60,000         2,055
--------------------------------------------------------------------------------
   TOTAL TELEPHONES & TELECOMMUNICATION                                    2,055
--------------------------------------------------------------------------------
   Transportation Services -- 1.4%
     FedEx                                                  15,000         1,718
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                           1,718
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $90,605)                                     122,096
--------------------------------------------------------------------------------

CASH EQUIVALENT (A)-- 3.0%
     SEI Daily Income Trust Prime
       Obligation Fund, Cl A, 5.290%                     3,821,509         3,822
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENT (COST $3,822)                                     3,822
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 99.9% (COST $94,427) +                         $ 125,918
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $126,086 (000s).

----------------------------------

Schedule of Investments
----------------------------------
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON VALUE FUND

--------------------------------------------------------------------------------

*     Non-income producing security.

(A)   Rate shown is the 7-day effective yield as of October 31, 2006.

Cl -- Class

Ltd. -- Limited

+At October 31, 2006, the tax basis cost of the Fund's investments was $94,427, and the unrealized appreciation and depreciation were $32,165 and $(674) respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------
SCHEDULE OF INVESTMENTS
---------------------------

                                                  OCTOBER 31, 2006 (UNAUDITED)
------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

------------------------------------------------------------------------------

                                                                     VALUE
 DESCRIPTION                                            SHARES       (000)
------------------------------------------------------------------------------
COMMON STOCK -- 97.0%
    Aerospace & Defense -- 1.1%
      United Technologies                               14,000       $   920
------------------------------------------------------------------------------
    TOTAL AEROSPACE & DEFENSE                                            920
------------------------------------------------------------------------------
    Automotive -- 3.0%
      Copart*                                           42,000         1,215
      Harsco                                            15,000         1,225
------------------------------------------------------------------------------
    TOTAL AUTOMOTIVE                                                   2,440
------------------------------------------------------------------------------
    Building & Construction -- 1.0%
      Granite Construction                              15,000           782
------------------------------------------------------------------------------
    TOTAL BUILDING & CONSTRUCTION                                        782
------------------------------------------------------------------------------
    Communications Equipment -- 1.4%
      Motorola                                          48,000         1,107
------------------------------------------------------------------------------
    TOTAL COMMUNICATIONS EQUIPMENT                                     1,107
------------------------------------------------------------------------------
    Computer Software -- 1.5%
      Transaction Systems Architects*                   37,000         1,247
------------------------------------------------------------------------------
    TOTAL COMPUTER SOFTWARE                                            1,247
------------------------------------------------------------------------------
    Computers & Services -- 12.8%
      Alliance Data Systems*                            23,000         1,396
      Cisco Systems*                                    60,000         1,448
      Fiserv*                                           25,000         1,235
      Hewlett-Packard                                   35,000         1,356
      International Business Machines                   14,000         1,293
      International Game Technology                     31,000         1,318
      Lexmark International, Cl A*                      21,000         1,335
      Western Digital*                                  60,000         1,097
------------------------------------------------------------------------------
    TOTAL COMPUTERS & SERVICES                                        10,478
------------------------------------------------------------------------------
    Drugs -- 1.3%
      King Pharmaceuticals*                             65,000         1,087
------------------------------------------------------------------------------
    TOTAL DRUGS                                                        1,087
------------------------------------------------------------------------------
    Electronic Components & Equipment -- 3.1%
      Amphenol, Cl A                                    21,000         1,426
      Molex                                             32,000         1,117
------------------------------------------------------------------------------
    TOTAL ELECTRONIC COMPONENTS & EQUIPMENT                            2,543
------------------------------------------------------------------------------
    Entertainment -- 1.5%
      Walt Disney                                       40,000         1,258
------------------------------------------------------------------------------
    TOTAL ENTERTAINMENT                                                1,258
------------------------------------------------------------------------------
    Financial Services -- 5.4%
      AG Edwards                                        22,000         1,255
      E*Trade Financial*                                63,000         1,467
      Franklin Resources                                15,000         1,709
------------------------------------------------------------------------------
    TOTAL FINANCIAL SERVICES                                           4,431
------------------------------------------------------------------------------
    Food, Beverage & Tobacco -- 1.5%
      Hormel Foods                                      35,000         1,264
------------------------------------------------------------------------------
    TOTAL FOOD, BEVERAGE & TOBACCO                                     1,264
------------------------------------------------------------------------------
    Insurance -- 1.9%
      Prudential Financial                              20,000         1,539
------------------------------------------------------------------------------
    TOTAL INSURANCE                                                    1,539
------------------------------------------------------------------------------
    Machinery -- 4.2%
      Caterpillar                                       16,000           971
      Deere                                             15,000         1,277
      Kennametal                                        19,000         1,173
------------------------------------------------------------------------------
    TOTAL MACHINERY                                                    3,421
------------------------------------------------------------------------------
    Measuring Devices -- 1.4%
      Roper Industries                                  24,000         1,148
------------------------------------------------------------------------------
    TOTAL MEASURING DEVICES                                            1,148
------------------------------------------------------------------------------
    Medical Products & Services -- 10.0%
      Baxter International                              26,000         1,195
      Becton Dickinson                                  19,000         1,331
      Express Scripts*                                  15,000           956
      Forest Laboratories*                              24,000         1,174

------------------------------------------------------------------------------
                                                                      VALUE
 DESCRIPTION                                            SHARES        (000)
------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
    Medical Products & Services -- continued
      Intuitive Surgical*                               10,000       $   992
      Laboratory of America Holdings*                   19,000         1,301
      VCA Antech*                                       37,000         1,198
------------------------------------------------------------------------------
    TOTAL MEDICAL PRODUCTS & SERVICES                                  8,147
------------------------------------------------------------------------------
    Oil Drilling & Refining -- 4.2%
      Baker Hughes                                      15,000         1,036
      Schlumberger Ltd.                                 20,000         1,262
      Weatherford International Ltd.*                   28,000         1,150
------------------------------------------------------------------------------
    TOTAL OIL DRILLING & REFINING                                      3,448
------------------------------------------------------------------------------
    Petroleum & Fuel Products -- 1.8%
      XTO Energy                                        31,000         1,446
------------------------------------------------------------------------------
    TOTAL PETROLEUM & FUEL PRODUCTS                                    1,446
------------------------------------------------------------------------------
    Petroleum Refining -- 2.8%
      Chevron                                           15,000         1,008
      Valero Energy                                     25,000         1,308
------------------------------------------------------------------------------
    TOTAL PET ROLEUM REFINING                                          2,316
------------------------------------------------------------------------------
    Railroads -- 1.5%
      Trinity Industries                                33,000         1,190
------------------------------------------------------------------------------
    TOTAL RAILROADS                                                    1,190
------------------------------------------------------------------------------
    Retail -- 22.6%
      Abercrombie & Fitch, Cl A                         17,000         1,303
      American Eagle Outfitters                         31,000         1,420
      AnnTaylor Stores*                                 34,000         1,497
      Best Buy                                          25,000         1,381
      Brinker International                             29,000         1,346
      Circuit City Stores                               46,000         1,241
      Darden Restaurants                                32,000         1,341
      GameStop, Cl A*                                   25,000         1,276
      Kohl's*                                           20,000         1,412
      MSC Industrial Direct, Cl A                       25,000         1,023
      Polo Ralph Lauren                                 21,000         1,491
      Safeway                                           46,000         1,351
      Staples                                           45,000         1,161
      TJX                                               42,000         1,216
------------------------------------------------------------------------------
    TOTAL RETAIL                                                      18,459
------------------------------------------------------------------------------
    Semi-Conductors & Instruments -- 8.5%
      Integrated Device Technology*                     83,000         1,316
      Lam Research*                                     27,000         1,335
      MEMC Electronic Materials*                        35,000         1,242
      Novellus Systems*                                 47,000         1,300
      Nvidia*                                           50,000         1,743
------------------------------------------------------------------------------
    TOTAL SEMI -CONDUCTORS & INSTRUMENTS                               6,936
------------------------------------------------------------------------------
    Telephones & Telecommunication -- 3.1%
      BellSouth                                         30,000         1,353
      Harris                                            27,000         1,150
------------------------------------------------------------------------------
    TOTAL TELEPHONES & TELECOMMUNICATION                               2,503
------------------------------------------------------------------------------
    Transportation Services -- 1.4%
      Burlington Northern Santa Fe                      15,000         1,163
------------------------------------------------------------------------------
    TOTAL TRANSPORTATION SERVICES                                      1,163
------------------------------------------------------------------------------
    TOTAL COMMON STOCK (COST $66,990)                                 79,273
------------------------------------------------------------------------------
CASH EQUIVALENT (A)-- 3.0%
      SEI Daily Income Trust Prime
        Obligation Fund, Cl A, 5.290%                2,479,051         2,479
------------------------------------------------------------------------------
    TOTAL CASH EQUIVALENT (COST $2,479)                                2,479
------------------------------------------------------------------------------
    TOTAL INVESTMENTS -- 100.0% (COST $69,469)+                      $81,752
------------------------------------------------------------------------------

Percentages are based on Net Assets of $81,775 (000s).

*     Non-income producing security.

(A)   Rate shown is the 7 -day effective yield as of October 31, 2006.

---------------------------
SCHEDULE OF INVESTMENTS
---------------------------

                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON GROWTH FUND

--------------------------------------------------------------------------------

Cl -- Class

Ltd. -- Limited

+ At October 31, 2006, the tax basis cost of the Fund's investments was $69,469, and the unrealized appreciation and depreciation were $13,047 and $(764), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

---------------------------------

Schedule of Investments
---------------------------------
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
 DESCRIPTION                                                 SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCK -- 99.1%
   Aerospace & Defense -- 1.5%
     Armor Holdings*                                          7,000     $    360
--------------------------------------------------------------------------------
   TOTAL AEROSPACE & DEFENSE                                                 360
--------------------------------------------------------------------------------
   Banks -- 6.4%
     Alabama National Bancorporation                          8,000          543
     IBERIABANK                                               9,000          529
     Midsouth Bancorp                                        10,587          300
     Teche Holding                                            4,000          203
--------------------------------------------------------------------------------
   TOTAL BANKS                                                             1,575
--------------------------------------------------------------------------------
   Building & Construction -- 5.5%
     Craftmade International                                 17,000          334
     Lennox International                                    16,000          431
     NCI Building Systems*                                   10,000          599
--------------------------------------------------------------------------------
   TOTAL BUILDING & CONSTRUCTION                                           1,364
--------------------------------------------------------------------------------
   Commercial Services -- 2.5%
     Team*                                                   19,000          606
--------------------------------------------------------------------------------
   TOTAL COMMERCIAL SERVICES                                                 606
--------------------------------------------------------------------------------
   Computers & Services -- 1.8%
     Computer Programs & Systems                             13,000          445
--------------------------------------------------------------------------------
   TOTAL COMPUTERS & SERVICES                                                445
--------------------------------------------------------------------------------
   Correctional Institutions -- 3.5%
     Geo Group*                                              22,500          855
--------------------------------------------------------------------------------
   TOTAL CORRECTIONAL INSTITUTIONS                                           855
--------------------------------------------------------------------------------
   Drugs -- 2.7%
     Sciele Pharma*                                          30,000          654
--------------------------------------------------------------------------------
   TOTAL DRUGS                                                               654
--------------------------------------------------------------------------------
   Financial Services -- 2.2%
     First Cash Financial Services*                          25,000          540
--------------------------------------------------------------------------------
   TOTAL FINANCIAL SERVICES                                                  540
--------------------------------------------------------------------------------
   Food, Beverage & Tobacco -- 2.5%
     National Beverage                                       30,000          344
     Sanderson Farms                                         10,000          265
--------------------------------------------------------------------------------
   TOTAL FOOD, BEVERAGE & TOBACCO                                            609
--------------------------------------------------------------------------------
   Forestry -- 1.4%
     Deltic Timber                                            7,000          356
--------------------------------------------------------------------------------
   TOTAL FORESTRY                                                            356
--------------------------------------------------------------------------------
   Gas & Natural Gas -- 2.2%
     EnergySouth                                             14,000          543
--------------------------------------------------------------------------------
   TOTAL GAS & NATURAL GAS                                                   543
--------------------------------------------------------------------------------
   Insurance -- 1.9%
     Infinity Property & Casualty                            11,000          473
--------------------------------------------------------------------------------
   TOTAL INSURANCE                                                           473
--------------------------------------------------------------------------------
   Leasing & Renting -- 4.1%
     Aaron Rents                                             21,000          523
     Rent-A-Center*                                          17,000          489
--------------------------------------------------------------------------------
   TOTAL LEASING & RENTING                                                 1,012
--------------------------------------------------------------------------------
   Manufacturing -- 3.6%
     Acuity Brands                                           10,000          495
     Reddy Ice Holdings                                      16,000          384
--------------------------------------------------------------------------------
   TOTAL MANUFACTURING                                                       879
--------------------------------------------------------------------------------
   Medical Products & Services -- 3.0%
     Immucor*                                                14,000          385
     Pediatrix Medical Group*                                 8,000          360
--------------------------------------------------------------------------------
   TOTAL MEDICAL PRODUCTS & SERVICES                                         745
--------------------------------------------------------------------------------
   Metals & Mining -- 7.3%
     Chaparral Steel*                                        11,000          458
     Commercial Metals                                       22,000          585
     Encore Wire*                                            13,000          350
     Quanex                                                  12,000          402
--------------------------------------------------------------------------------
   TOTAL METALS & MINING                                                   1,795
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                          VALUE
 DESCRIPTION                                                 SHARES       (000)
--------------------------------------------------------------------------------

COMMON STOCKS -- CONTINUED
   Office Furniture & Fixtures -- 1.9%
     Global Imaging Systems*                                 22,000     $    479
--------------------------------------------------------------------------------
   TOTAL OFFICE FURNITURE & FIXTURES                                         479
--------------------------------------------------------------------------------
   Petroleum & Fuel Products -- 20.9%
     Cabot Oil & Gas                                          8,000          423
     Callon Petroleum*                                       25,000          384
     Denbury Resources*                                      14,000          402
     Energy Partners Ltd.*                                   17,000          415
     Gulf Island Fabrication                                 18,000          530
     Hornbeck Offshore Services*                             14,000          505
     Hydril*                                                  6,000          360
     Lone Star Technologies*                                  7,000          338
     NATCO Group, Cl A*                                      12,000          398
     PetroHawk Energy*                                       35,000          397
     Petroquest Energy*                                      42,000          478
     RPC                                                     23,000          500
--------------------------------------------------------------------------------
   TOTAL PETROLEUM & FUEL PRODUCTS                                         5,130
--------------------------------------------------------------------------------
   Real Estate Investment Trust -- 3.5%
     EastGroup Properties                                     8,000          426
     Parkway Properties                                       9,000          444
--------------------------------------------------------------------------------
   TOTAL REAL ESTATE INVESTMENT TRUST                                        870
--------------------------------------------------------------------------------
   Research & Development -- 1.5%
     Shaw Group*                                             14,000          372
--------------------------------------------------------------------------------
   TOTAL RESEARCH & DEVELOPMENT                                              372
--------------------------------------------------------------------------------
   Retail -- 10.2%
     Hibbett Sporting Goods*                                 20,000          585
     Landry's Restaurants                                     9,000          264
     MarineMax*                                              15,000          428
     Pool                                                    11,000          451
     Sonic*                                                  22,000          500
     Stein Mart                                              17,000          278
--------------------------------------------------------------------------------
   TOTAL RETAIL                                                            2,506
--------------------------------------------------------------------------------
   Semi-Conductors & Instruments -- 2.2%
     Benchmark Electronics*                                  20,000          531
--------------------------------------------------------------------------------
   TOTAL SEMI-CONDUCTORS & INSTRUMENTS                                       531
--------------------------------------------------------------------------------
   Services -- 1.7%
     Gevity HR                                               18,000          407
--------------------------------------------------------------------------------
    TOTAL SERVICES                                                           407
--------------------------------------------------------------------------------
   Transportation Services -- 3.1%
     Frozen Food Express Industries*                         20,000          159
     Kirby*                                                  17,000          596
--------------------------------------------------------------------------------
   TOTAL TRANSPORTATION SERVICES                                             755
--------------------------------------------------------------------------------
   Utilities -- 2.0%
     Cleco                                                   19,000          488
--------------------------------------------------------------------------------
   TOTAL UTILITIES                                                           488
--------------------------------------------------------------------------------
   TOTAL COMMON STOCK (COST $19,471)                                      24,349
--------------------------------------------------------------------------------

CASH EQUIVALENTS (A)-- 2.9%
     Federated Prime Cash
       Obligations Fund, 5.350%                             360,600          361
     SEI Daily Income Trust Prime
       Obligation Fund, Cl A, 5.290%                        360,716          361
--------------------------------------------------------------------------------
   TOTAL CASH EQUIVALENTS (COST $722)                                        722
--------------------------------------------------------------------------------
   TOTAL INVESTMENTS -- 102.0% (COST $20,193) +                         $ 25,071
--------------------------------------------------------------------------------

Percentages are based on Net Assets of $24,580 (000s).

*     Non-income producing security.

(A)   Rate shown is the 7-day effective yield as of October 31, 2006.

Cl -- Class

Ltd. -- Limited

---------------------------------

Schedule of Investments
---------------------------------
                                                    OCTOBER 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

HANCOCK HORIZON BURKENROAD FUND

--------------------------------------------------------------------------------

+At October 31, 2006, the tax basis cost of the Fund's investments was $20,193, and the unrealized appreciation and depreciation were $5,620 and $(742), respectively. Cost and unrealized figures are shown with "000s" omitted.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.   EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                             The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         -----------------
                                         James F. Volk
                                         President
Date: December 15, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


(Registrant)                             The Advisors' Inner Cirlce Fund II


By (Signature and Title)*                /s/ James F. Volk
                                         -----------------
                                         James F. Volk
                                         President
Date: December 15, 2006


By (Signature and Title)*                /s/ Michael Lawson
                                         ------------------
                                         Michael Lawson
                                         Controller and Chief Financial Officer
Date: December 15, 2006


* Print the name and title of each signing officer under his or her signature.